Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

April 24, 2008



VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Re:      RYDEX SERIES FUNDS (FILE NOS. 033-59692 AND 811-07584)
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Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectuses and Statement of Additional Information for the Trust's Managed Futures Strategy Fund that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 75, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0000935069-08-000948 on April 21, 2008.

Please do not hesitate to contact me at 202.739.5654 should you have any questions.

Very truly yours,


/s/ W. John McGuire
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W. John McGuire